Income (expense) from investments	12 Months Ended
Dec. 31, 2017
Income Expense From Investments Details 1
Disclosure of Income expense from investments [text block]

42 Income (expense) from investments

Share of profit (loss) of equity-accounted investments

(€ million)	2017	2016	2015
Share of profit from equity-accounted investments	124	77	150
Share of loss from equity-accounted investments	(353)	(370)	(615)
Decreases (increases) in the provision for losses on investments from equity accounted investments	(38)	(33)	(6)
	(267)	(326)	(471)

More information is provided in note 20 – Investments.

Share of profit or loss of equity accounted investments by industry segment is disclosed in note 46 —  Information by industry segment and by geographical area.

Other gain (loss) from investments

(€ million)	2017	2016	2015
Dividends	205	143	402
Net gain (loss) on disposals	163	(14)	164
Other net income (expense)	(33)	(183)	10
	335	(54)	576

In 2017, dividend income of  €205 million essentially related to Nigeria LNG Ltd for €167 million and to Saudi European Petrochemical Co for €21 million.

In 2016, dividend income of  €143 million essentially related to Nigeria LNG Ltd for €76 million and to Saudi European Petrochemical Co for €45 million.

In 2015, dividend income of  €402 million primarily related to Nigeria LNG Ltd for €222 million, Snam SpA for €72 million, to Saudi European Petrochemical Co for €69 million and Galp Energia SGPS SA for €21 million.

In 2017, net gain on disposals amounting to €163 million related to the sale of the 100% share capital of Eni Gas & Power NV and its subsidiary Eni Wind Belgium NV.

In 2016, net loss on disposals amounting to €14 million related to: (i) a loss of  €32 million for the sale of 2.22% share capital (entire stake owned) of Snam SpA; (ii) a gain of  €11 million related to the sale of 100% share capital of Eni Hungaria Zrt and Eni Slovenjia Doo; and (iii) a gain of  €6 million related to the sale of 30% share capital (entire stake own) of Pokrovskoe Petroleum BV and the sale of the 60% share capital (entire stake owned) of Zagoryanska Petroleum BV.

In 2015, net gains on disposals amounting to €164 million related to: (i) a gain of  €98 million for the sale of an 8% stake in Galp Energia SGPS SA; (ii) a gain of  €46 million for the sale of a 6.03% stake in Snam SpA; (iii) a gain of  €32 million for the sale of 100% stake in Ceská Republika Sro; (iv) a gain of €31 million for the sale of a 100% stake of Eni Romania Srl; (v) a gain of  €6 million for the sale of 32.445% stake (entire stake owned) in Ceská Rafinérská AS (CRC); (vi) a gain of  €1 million of 100% stake in Eni Slovensko Spol Sro; and (vii) a loss of  €47 million for the sale of a 76% stake in Inversora de Gas Cuyana SA (entire stake owned), a 6.84% stake in Distribudora de Gas Cuyana SA (entire stake owned), a 25% stake in Inversora de Gas del Centro SA (entire stake owned) and a 31.35% stake in Distribudora de Gas del Centro SA (entire stake owned).

In 2017, other net losses of  €33 million included the impairment of Unión Fenosa Gas SA for €35 million.

In 2016, other net losses of  €183 million included: (i) an impairment for €162 million relating to Unión Fenosa Gas SA (€84 million), PetroSucre SA (€65 million) and Genomatica Inc (€13 million).

In 2015, other net income of  €10 million included: (i) a gain on the remeasurement at market fair value of 77.7 million shares of Snam SpA for €49 million to which the fair value option was applied as provided for by IAS 39; (ii) a reversal of unutilized provision for losses on investments of  €10 million relating to Caspian Pipeline Consortium R — Closed Joint Stock Co; and (iii) an impairment for €49 million relating to Unión Fenosa Gas SA.